Condensed Consolidated Statement of Changes in Stockholders' (Deficit) Equity - USD ($)		Total	Thimble Point Acquisition Corp.	Common Stock	Common Stock Thimble Point Acquisition Corp.	Additional Paid-In Capital	Additional Paid-In Capital Thimble Point Acquisition Corp.	Accumulated Deficit	Accumulated Deficit Thimble Point Acquisition Corp.	Common Class B [Member] Thimble Point Acquisition Corp.	Common Class B [Member] Common Stock Thimble Point Acquisition Corp.
Beginning balance (in shares) at Dec. 31, 2018				14,450,476
Beginning balance at Dec. 31, 2018		$ (58,146,000)		$ 1,000		$ 2,367,000		$ (60,510,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash Placement Warrants		27,000				27,000
Net loss		(9,334,000)						(9,334,000)
Ending balance (in shares) at Dec. 31, 2019				14,859,315
Ending balance at Dec. 31, 2019		(66,043,000)		$ 1,000		3,771,000		(69,844,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(18,381,000)						(18,381,000)
Ending balance (in shares) at Mar. 31, 2020				14,983,035
Ending balance at Mar. 31, 2020		(83,877,000)		$ 1,000		4,339,000		(88,225,000)
Beginning balance (in shares) at Dec. 31, 2019				14,859,315
Beginning balance at Dec. 31, 2019		(66,043,000)		$ 1,000		3,771,000		(69,844,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(49,375,000)
Ending balance (in shares) at Sep. 30, 2020				15,123,141
Ending balance at Sep. 30, 2020		(113,719,000)		$ 1,000		5,495,000		(119,219,000)
Beginning balance (in shares) at Dec. 31, 2019				14,859,315
Beginning balance at Dec. 31, 2019		(66,043,000)		$ 1,000		3,771,000		(69,844,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash Placement Warrants		57,000				57,000
Net loss		(97,023,000)						(97,023,000)
Ending balance (in shares) at Dec. 31, 2020				11,066,936						6,900,000	6,900,000
Ending balance at Dec. 31, 2020		(182,306,000)	$ 22,823	$ 1,000		534,000	$ 24,310	(182,841,000)	$ (2,177)	$ 690	$ 690
Beginning balance (in shares) at Mar. 31, 2020				14,983,035
Beginning balance at Mar. 31, 2020		(83,877,000)		$ 1,000		4,339,000		(88,225,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash Placement Warrants		57,000				57,000
Net loss		(11,529,000)						(11,529,000)
Ending balance (in shares) at Jun. 30, 2020				14,985,535
Ending balance at Jun. 30, 2020		(94,867,000)		$ 1,000		4,861,000		(99,754,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(19,465,000)						(19,465,000)
Ending balance (in shares) at Sep. 30, 2020				15,123,141
Ending balance at Sep. 30, 2020		(113,719,000)		$ 1,000		5,495,000		(119,219,000)
Beginning balance (in shares) at Nov. 30, 2020											0
Beginning balance at Nov. 30, 2020			0				0		0		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Gross proceeds	[1]				6,900,000
Stock issued, Value	[1]		25,000		$ 690		24,310
Net loss			(2,177)						(2,177)
Ending balance (in shares) at Dec. 31, 2020				11,066,936						6,900,000	6,900,000
Ending balance at Dec. 31, 2020		(182,306,000)	22,823	$ 1,000		534,000	24,310	(182,841,000)	(2,177)	$ 690	$ 690
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash Placement Warrants			1,654,400				1,654,400
Accretion for Class A common stock to redemption amount			(25,795,830)				(1,678,710)		(24,117,120)
Net loss		(24,393,000)	1,915,204					(24,393,000)	1,915,204
Ending balance (in shares) at Mar. 31, 2021				11,503,289						6,900,000
Ending balance at Mar. 31, 2021		(205,834,000)	(22,203,403)	$ 1,000		1,399,000	0	(207,234,000)	(22,204,093)	$ 690
Beginning balance (in shares) at Dec. 31, 2020				11,066,936						6,900,000	6,900,000
Beginning balance at Dec. 31, 2020		(182,306,000)	22,823	$ 1,000		534,000	24,310	(182,841,000)	(2,177)	$ 690	$ 690
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(83,892,000)	(1,516,666)							$ (333,591)
Ending balance (in shares) at Sep. 30, 2021				11,798,521						6,900,000
Ending balance at Sep. 30, 2021		(263,430,000)	(25,635,273)	$ 1,000		3,302,000	0	(266,733,000)	(25,635,963)	$ 690
Beginning balance (in shares) at Mar. 31, 2021				11,503,289						6,900,000
Beginning balance at Mar. 31, 2021		(205,834,000)	(22,203,403)	$ 1,000		1,399,000	0	(207,234,000)	(22,204,093)	$ 690
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(28,201,000)	(9,264,233)					(28,201,000)	(9,264,233)
Ending balance (in shares) at Jun. 30, 2021				11,696,987						6,900,000
Ending balance at Jun. 30, 2021		(233,195,000)	(31,467,636)	$ 1,000		2,238,000	0	(235,435,000)	(31,468,326)	$ 690
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(31,298,000)	5,832,363					(31,298,000)	5,832,363	$ 1,166,473
Ending balance (in shares) at Sep. 30, 2021				11,798,521						6,900,000
Ending balance at Sep. 30, 2021		$ (263,430,000)	$ (25,635,273)	$ 1,000		$ 3,302,000	$ 0	$ (266,733,000)	$ (25,635,963)	$ 690

[1]	Includes up to 900,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On February 2, 2021, the Company effected a 1.2-to-1 forward stock split, resulting in 6,900,000 Founder shares being issued and outstanding. All share and per share amounts have been retroactively restated the share transactions. (see Notes 5 and 8).